Vessels, Net and Other Fixed Assets, Net (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Balance, beginning of period	$ 401,106,072
Depreciation	(15,135,897)	(15,027,280)	(8,050,079)
Balance, end of period	386,030,157	401,106,072
Vessel Cost
Property Plant And Equipment [Line Items]
Balance, beginning of period	424,105,871	374,726,346
Vessel acquisitions	0	49,379,525
Depreciation	0	0
Balance, end of period	424,105,871	424,105,871
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance, beginning of period	(22,999,799)	(8,032,751)
Vessel acquisitions	0	0
Depreciation	(15,075,915)	(14,967,048)
Balance, end of period	(38,075,714)	(22,999,799)
Net Book Value
Property Plant And Equipment [Line Items]
Balance, beginning of period	401,106,072	366,693,595
Vessel acquisitions	0	49,379,525
Depreciation	(15,075,915)	(14,967,048)
Balance, end of period	$ 386,030,157	$ 401,106,072